Provision In Lieu Of Income Taxes	12 Months Ended
Dec. 31, 2020
Provision In Lieu Of Income Taxes [Abstract]
PROVISION IN LIEU OF INCOME TAXES

4.    PROVISION IN LIEU OF INCOME TAXES

Components of Liability in Lieu of Deferred Income Taxes

The components of our liability in lieu of deferred income taxes are provided in the table below.

	At December 31,
	2020	2019

Deferred Tax Related Assets:
Employee benefit liabilities	$233	$224
Regulatory liabilities	48	51
Other	47	28
Total	328	303
Deferred Tax Related Liabilities:
Property, plant and equipment	1,994	1,851
Regulatory assets	255	272
Other	2	1
Total	2,251	2,124
Liability in lieu of deferred income taxes – net	$1,923	$1,821

Provision (Benefit) in Lieu of Income Taxes

The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Year Ended December 31,
	2020	2019	2018

Reported in operating expenses:
Current:
U.S. federal	$100	$69	$112
State	22	22	21
Deferred:
U.S. federal	27	49	21
State	-	-	-
Amortization of investment tax credits	(1)	(2)	(2)
Total reported in operating expenses	148	138	152
Reported in other income and deductions:
Current:
U.S. federal	(17)	(21)	(32)
State	-	-	-
Deferred federal	5	6	(3)
Total reported in other income and deductions	(12)	(15)	(35)
Total provision in lieu of income taxes	$136	$123	$117

Reconciliation of provision in lieu of income taxes computed at the U.S. federal statutory rate to provision in lieu of income taxes:

	Year Ended December 31,
	2020	2019	2018

Income before provision in lieu of income taxes	$849	$774	$662
Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$178	$163	$139
Amortization of investment tax credits – net of deferred tax effect	(1)	(2)	(2)
Amortization of excess deferred taxes	(52)	(52)	(18)
Texas margin tax, net of federal tax benefit	18	17	17
Nontaxable gains on benefit plan investments	(2)	(2)	(1)
Other	(5)	(1)	(18)
Reported provision in lieu of income taxes	$136	$123	$117
Effective rate	16.0%	15.9%	17.7%

The net amounts of $1.923 billion and $1.821 billion reported in the balance sheets at December 31, 2020 and 2019, respectively, as liability in lieu of deferred income taxes include amounts previously recorded as net deferred tax liabilities.  Upon the sale of equity interests to Texas Transmission and Investment LLC in 2008, we became a partnership for U.S. federal income tax purposes, and the temporary differences that gave rise to the deferred taxes will, over time, become taxable to the equity holders.  Under a tax sharing agreement among us and our equity holders (see Note 1), we make payments to the equity holders related to income taxes when amounts would have become due to the IRS if Oncor was taxed as a corporation.  Accordingly, as the temporary differences become taxable, we will pay the equity holders.  In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Accounting For Uncertainty in Provision in Lieu of Income Taxes

The statute of limitations is open for our partnership tax returns for the years beginning after December 31, 2016.  Texas margin tax returns are under examination or still open for examination for tax years beginning after 2015.  We are not a member of any consolidated federal tax group and assess our liability for uncertain tax positions in our partnership returns.

We had no uncertain tax positions in 2020, 2019 and 2018.  Noncurrent liabilities included no accrued interest related to uncertain tax positions at December 31, 2020 and 2019.  There were no amounts recorded related to interest and penalties in the years ended December 31, 2020, 2019 and 2018.  The federal income tax benefit on the interest accrued on uncertain tax positions, if any, is recorded as liability in lieu of deferred income taxes.